DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2012
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$10,000	2.0	$(739)

No hedge designation
Rate-lock mortgage loan commitments	$40,221	0.1	$1,368
Mandatory commitments to sell mortgage loans	88,325	0.1	(122)
Amended Warrant	2,504	6.0	(459)
Total	$131,050	0.2	$787

	2011
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$20,000	1.7	$(1,103)

No hedge designation
Rate-lock mortgage loan commitments	$32,689	0.1	$857
Mandatory commitments to sell mortgage loans	75,960	0.1	(606)
Amended Warrant	2,504	7.0	(174)
Total	$111,153	0.3	$77

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

We use variable-rate and short-term fixed-rate (less than 12 months) debt obligations to fund a portion of our balance sheet, which exposes us to variability in interest rates. To meet our objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates ("Cash Flow Hedges"). Cash Flow Hedges currently includes one pay-fixed interest-rate swap.

Through certain special purposes entities (see note #10) we issued trust preferred securities as part of our capital management strategy. Certain of these trust preferred securities are variable rate which exposes us to variability in cash flows. To mitigate our exposure to fluctuations in cash flows resulting from changes in interest rates, on approximately $20.0 million of variable rate trust preferred securities, we entered into a pay-fixed interest-rate swap agreement in September, 2007. During the fourth quarter of 2009 we elected to defer payment of interest on this variable rate trust preferred security. As a result, this pay-fixed interest rate swap was transferred to a no hedge designation and the $1.6 million unrealized loss which was included as a component of accumulated other comprehensive loss at the time of the transfer was reclassified into earnings through September, 2012, which was the remaining life of this pay-fixed swap. During the second quarter of 2010 we terminated this pay-fixed swap and the unrealized loss continued to be reclassified into earnings over the remaining original life of the pay-fixed swap.

Pay-fixed interest-rate swaps convert the variable-rate cash flows on debt obligations to fixed-rates. Under interest-rate cap agreements, we received cash if interest rates rose above a predetermined level. As a result, we effectively had variable-rate debt with an established maximum rate. We paid an upfront premium on interest rate caps which was recognized in earnings in the same period in which the hedged item affected earnings. Unrecognized premiums from interest rate caps were zero at December 31, 2012 and 2011, respectively. Our last interest rate cap expired in July, 2011.

It is anticipated that $0.4 million of unrealized losses on Cash Flow Hedges at December 31, 2012, will be reclassified into earnings over the next twelve months. The maximum term of any Cash Flow Hedge at December 31, 2012 is 2.0 years.

Certain financial derivative instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers ("Rate Lock Commitments"). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans ("Mandatory Commitments") to reduce the impact of price fluctuations of mortgage loans held for sale and Rate Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of gains on the sale of mortgage loans. We obtain market prices on Mandatory Commitments and Rate Lock Commitments. Net gains on the sale of mortgage loans, as well as net income (loss) may be more volatile as a result of these derivative instruments, which are not designated as hedges.

During 2010, we entered into an amended and restated warrant with the UST that would allow them to purchase our common stock at a fixed price (see note #12). Because of certain anti-dilution features included in the Amended Warrant, it is not considered to be indexed to our common stock and is therefore accounted for as a derivative instrument and recorded as a liability. Any change in value of the Amended Warrant is recorded in other income in our Consolidated Statements of Operations.

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2012		2011		2012		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements		$-		$-	Other liabilities	$739	Other liabilities	$1,103
Total		-		-		739		1,103

Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	1,368	Other assets	857		-		-
Mandatory commitments to sell mortgage loans		-	Other assets	-	Other liabilities	122		606
Amended Warrant		-		-	Other liabilities	459	Other liabilities	174
Total		1,368		857		581		780

Total derivatives		$1,368		$857		$1,320		$1,883

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss)into Income (Effective Portion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income(1)
	2012	2011	2010		2012	2011	2010		2012	2011	2010
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$(127)	$(512)	$(1,525)	Interest expense	$(927)	$(1,443)	$(2,742)	Interest expense	$-	$-	$-
Interest-rate cap agreements	-	30	180	Interest expense	-	(15)	(90)	Interest expense	-	-	2
Total	$(127)	$(482)	$(1,345)		$(927)	$(1,458)	$(2,832)		$-	$-	$2

No hedge designation
Pay-fixed interest rate swap agreements								Interest expense	$-	$-	$409
Rate-lock mortgage loan commitments								Mortgage loan gains	511	457	183
Mandatory commitments to sell mortgage loans								Mortgage loan gains	484	(1,981)	660
Amended Warrant								Decrease in fair value of U.S. Treasury warrant	(285)	1,137	393
Total									$710	$(387)	$1,645

(1)	For cash flow hedges, this location and amount refers to the ineffective portion.